Cash Flow Detail - Financing Activities, Dividends and Shares (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividends [Line Items]
Dividends paid	€ (2,742)	€ (2,794)	€ (2,459)
Proceeds from share capital increase	0	0	2
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	(504)	379	1,269
Operations with other equity holders	390	(561)	646
Undated deeply subordinated securities
Dividends [Line Items]
Operations with other equity holders	1,800	2,250	1,000
Acquisition of undated deeply subordinated securities (Note 17)	(935)	(1,779)	0
Payments for equity	(118)	(473)	0
Coupon related to undated deeply subordinated securities
Dividends [Line Items]
Payments for equity	(357)	(559)	(354)
Telxius Telecom, S.A.
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	0	0	1,275
Pontel Participaciones, SL
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	0	379	0
Telefonica Moviles Guatemala & Telefonica Celular de Nicaragua & Telefonica Moviles Panama
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	(414)	0	0
Other companies
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	0	0	(6)
Dividends paid by Telefonica, S.A.
Dividends [Line Items]
Dividends paid	(2,056)	(2,048)	(1,904)
Non-controlling interests in Telefonica Brasil, S.A.
Dividends [Line Items]
Dividends paid	(352)	(245)	(290)
Non-controlling interests of Telefonica Deutschland
Dividends [Line Items]
Dividends paid	(247)	(238)	(229)
Noncontrolling interest of Telefonica Centroamerica
Dividends [Line Items]
Dividends paid	0	(28)	(23)
Non-controlling Interests Of Telxius Telecom, S.A. y Pontel Participaciones, S.L. [Member]
Dividends [Line Items]
Dividends paid	(86)	(231)	0
Other Dividends
Dividends [Line Items]
Dividends paid	(1)	(4)	(13)
Telefonica, S.A.
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	(86)	0	0
Coltel affiliates
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	€ (4)	€ 0	€ 0